Note 8 - Property and Equipment (Details) - Property and Equipment (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment	$ 26,975,922	$ 26,666,506
Less accumulated depreciation	(3,144,242)	(1,845,931)
Total	23,831,680	24,820,575
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment	82,958	82,958
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment	292,690	292,690
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment	775,420	502,908
Turbines and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment	25,817,228	25,667,243
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment	$ 7,626	$ 120,707